Statement of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 991	$ 1,091
Net income/(loss)	714	723
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	3	10
Depreciation, depletion and amortization	385	387
Impairment of assets	1	11
Deferred taxation	135	166
Movement in non-hedge derivatives and bonds	(180)	(180)
Equity income in associates	(19)	(28)
Dividends received from associates	41	44
Other non cash items	44	21
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	16	48
Effect of changes in operating working capital items:
Receivables	(94)	(82)
Inventories	(112)	(102)
Accounts payable and other current liabilities	57	73
Net cash (used)/generated in investing activities	(874)	(633)
Available for sale investments acquired	(2)	(10)
Held to maturity investments acquired	(60)	(52)
Contributions to associates and equity accounted joint ventures	(111)	(49)
Additions to property, plant and equipment	(686)	(556)
Interest capitalized and paid	(4)	0
Expenditure on intangible assets	(28)	0
Proceeds on sale of mining assets	2	8
Proceeds on sale of available for sale investments	0	2
Proceeds on redemption of held to maturity investments	55	40
Proceeds on sale of investments	75	42
Proceeds on disposal of equity accounted joint ventures	20	0
Proceeds on disposal of subsidiary	0	9
Loans receivable repaid	0	1
Loans advanced to associates and equity accounted joint ventures	(63)	(2)
Loans repaid by associates and equity accounted joint ventures	1	0
Cash of subsidiary disposed	0	(11)
Change in restricted cash	2	(13)
Net cash generated/(used) by financing activities	(248)	(202)
Repayments of debt	(8)	(155)
Issuance of stock	1	1
Proceeds from debt	150	6
Debt issue costs	(8)	0
Acquisition of noncontrolling interests	(220)	0
Dividends paid to common stockholders	(147)	(43)
Dividends paid to noncontrolling interests	(16)	(11)
Net increase/(decrease) in cash and cash equivalents	(131)	256
Effect of exchange rate changes on cash	6	(3)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - June 30,	$ 987	$ 839